UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Quest for Income and Growth Fund
Schedule of Investments
10/31/2018 (Unaudited)

	Shares		Value

COMMON STOCKS - 70.05%

	Banks - 12.93%
	5,907	J.P. Morgan Chase & Co.	$ 643,981
	15,095	Bank of America Corp.	415,113
	9,844	HSBC Holdings Plc. ADR (United Kingdom)	404,490
	6,121	Citigroup Inc.	400,681
			1,864,265
	Capital Markets - 11.56%
	3,720	CME Group, Inc.	681,653
	9,080	Main Street Capital Corp. Class C	338,956
	18,280	Golub Capital BDC, Inc.	337,266
	17,984	Ares Capital Corp.	308,606
			1,666,481
	Chemicals - 2.51%
	2,217	Lyondellbasell Industries NV Class A	197,912
	3,038	DowDuPont, Inc.	163,809
			361,721
	Communications Equipment - 1.15%
	3,639	Cisco Systems, Inc.	166,484

	Diversified Telecommunication Services - 11.19%
	9,415	Verizon Communications, Inc.	537,502
	15,974	AT&T Inc.	490,082
	278,140	HKT Trust & HKT, Ltd. (Hong Kong)	383,059
	5,181	BCE, Inc. (Canada)	203,034
			1,613,677
	Food Products - 1.68%
	10,033	Marine Harvest ASA (Norway)	242,517

	Insurance - 5.19%
	71,531	Insurance Australia Group, Ltd (Australia)	345,495
	2,570	Swiss RE AG ORD (Switzerland) *	231,747
	795	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany) *	170,796
			748,038
	Marine - 1.05%
	28,660	Costamare, Inc. ADR (Monaco)	151,898

	Oil, Gas & Consumable Fuels - 5.96%
	16,278	Royal Dutch Shell Plc. B (United Kingdom)	532,953
	4,104	Exxon Mobil Corp.	327,007
			859,960
	Pharmaceuticals - 2.11%
	2,170	Johnson & Johnson	303,778

	Real Estate Management & Development - 2.30%
	262,001	New World Development (Hong Kong) *	332,099

	Semiconductors & Semiconductor Equipment - 0.95%
	3,589	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan) *	136,741

	Software - 5.36%
	7,230	Microsoft Corp.	772,236

	Specialty Retail - 4.00%
	3,276	Home Depot, Inc.	576,183

	Wireless Telecommunication Services - 2.11%
	26,890	Tele2 AB (Sweden) *	304,853

	TOTAL FOR COMMON STOCKS (Cost $9,507,773) - 70.05%		10,100,931

REAL ESTATE INVESTMENT TRUSTS 16.39%

	Equity Real Estate Investment Trust - 7.97%
	8,289	Prologis, Inc.	534,392
	200,936	Ascendas Real Estate Investment Trust (Singapore)	365,287
	2,287	Crown Castle International Corp.	248,688
			1,148,367
	Mortgage Real Estate Investment Trust - 8.42%
	20,352	Blackstone Mortgage Trust, Inc. Class A	686,677
	24,304	Starwood Property Trust, Inc.	527,883
			1,214,560

	TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,287,481) - 16.39%		2,362,927

PREFERRED STOCKS 1.00%

	Capital Markets - 1.00%
	6,660	Goldman Sachs Group Inc. 4.000% Perpetual	144,122

	TOTAL FOR PREFERRED STOCKS (Cost $157,823) - 1.00%		144,122

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 6.07%

	Capital Markets - 1.83%
	8,169	Blackstone Group, L.P.	264,349

	Electric Utilities - 3.01%
	11,604	Brookfield Infrastructure Partners, L.P. (Bermuda)	433,061

	Oil, Gas & Consumable Fuels - 1.23%
	11,404	Energy Transfer, L.P.	177,218

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $712,771) - 6.07%			874,628

SHORT TERM INVESTMENT - 6.37%
	918,715	First American Government Obligation Fund - Class Z 2.04% ** (Cost $918,715)	918,715

TOTAL INVESTMENTS (Cost $13,584,563) - 99.88%			14,401,323

OTHER ASSETS LESS LIABILITIES - 0.12%			17,704

NET ASSETS - 100.00%			$ 14,419,027

	ADR - American Depository Receipts.
	* Non-income producing securities during the period.
	**Variable rate security; the coupon rate shown represents the yield at October 31, 2018
	***At October 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,584,563 amounted to $816,760.

1. SECURITY TRANSACTIONS
	At October 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,584,563 amounted to $816,760.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2018:

	Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
	Common Stocks	$10,100,931	$0	0.00%	10,100,931.00
	Real Estate Investment Trusts	$2,362,927	$0	0.00%	2,362,927.00
	Preferred Stocks	$144,122	$0	0.00%	144,122.00
	Master Limited Partnerships & Publicly Traded Partnerships	$874,628	$0	0.00%	874,628.00
	Short Term Investment	$918,715	$0	0.00%	918,715.00
	Total	$14,401,323	$0	0.00%	14,401,323.00

Ranger Small Cap Fund
Schedule of Investments
10/31/2018 (Unaudited)

Shares		Value

COMMON STOCKS - 95.76%

Agriculture, Fishing & Ranching - 3.36%
8,585	Calavo Growers, Inc. *	$ 832,745

Back Office Support, HR & Consulting - 6.27%
16,119	WNS Holdings Ltd. ADR (India) *	809,012
7,340	Maximus, Inc.	476,880
6,710	WageWorks, Inc. *	267,125
		1,553,017
Banks: Diversified - 0.47%
4,693	Centerstate Banks, Inc.	115,354

Banks: Savings/Thrifts & Mortgage Lending - 4.11%
44,462	Banc of California, Inc.	709,169
8,035	Legacy Texas Financial Group, Inc.	309,588
		1,018,757
Biotechnology - 6.27%
9,070	PRA Health Sciences, Inc. *	878,611
12,430	Repligen Corp. *	673,954
		1,552,565
Building: Roofing/Wallboard & Plumbing - 0.25%
2,236	Beacon Roofing Supply, Inc. *	62,407

Chemicals: Specialty - 1.73%
2,375	Quaker Chemical Corp.	427,263

Computer Services, Software & Systems - 14.05%
20,148	Pegasystems, Inc.	1,078,321
9,625	Qualys, Inc. *	685,685
19,073	MINDBODY, Inc. Class A *	607,284
10,286	Mercury Systems, Inc. *	482,002
10,590	Mimecast, Ltd. *	369,167
14,266	Box, Inc. *	256,788
		3,479,247
Consumer Lending - 0.51%
625	LendingTree, Inc. *	126,056

Cosmetics - 3.35%
14,071	Inter Parfums, Inc.	830,048

Diversified Materials & Processing - 2.65%
3,951	Cabot Microelectronics Corp.	385,696
10,365	Insteel Industries, Inc.	270,734
		656,430
Engineering & Contracting Services - 1.02%
5,560	TopBuild Corp. *	253,647

Financial Data & Systems - 1.50%
15,681	Evo Payments, Inc. *	372,267

Foods - 1.57%
2,486	J&J Snack Foods Corp.	388,214

Health Care Services - 6.09%
9,755	Bio Telemetry, Inc. *	566,765
6,815	Medidata Solutions, Inc. *	479,095
6,260	Tabula Rasa HealthCare, Inc. *	462,489
		1,508,349
Manufactured Housing - 1.59%
1,960	Cavco Industries, Inc. *	393,196

Medical & Dental Instruments & Supplies - 4.52%
7,070	Cantel Medical Corp. *	559,591
11,610	LeMaitre Vascular, Inc.	309,987
4,099	Neogen Corp. *	248,891
		1,118,469
Medical Equipment - 1.50%
5,670	Tactile Systems Technology, Inc. *	371,272

Medical Services - 1.50%
20,190	NeoGenomics, Inc. *	372,304

Office Supplies Equipment - 2.86%
35,610	Knoll, Inc.	706,858

Oil: Crude Producers - 4.16%
36,735	WildHorse Resource Development Corp. *	779,149
25,000	Callon Petroleum Co. *	249,250
		1,028,399
Pharmaceuticals - 5.96%
13,210	Cambrex Corp. *	703,961
8,390	Supernus Pharmaceuticals, Inc. *	399,028
3,720	Heska Corporation *	372,818
		1,475,807
Recreational Vehicles & Boats - 1.06%
6,524	Malibu Boats, Inc. *	262,265

Restaurants - 2.45%
14,016	Sonic Corp.	606,613

Scientific Instruments: Gauges & Meters - 1.52%
2,055	Mesa Laboratories, Inc.	375,428

Semiconductors & Components - 3.10%
4,560	Silicon Laboratories, Inc. *	371,777
5,312	Integrated Device Technology, Inc. *	248,655
5,918	Ceva, Inc. *	145,819
		766,251
Specialty Retail - 1.50%
5,473	SiteOne Landscape Supply, Inc. *	372,383

Textiles, Apparel & Shoes - 3.74%
18,040	Steven Madden Ltd.	564,111
4,058	Oxford Industries, Inc.	361,081
		925,192
Truckers - 4.58%
11,007	SAIA, Inc. *	691,900
22,918	Marten Transport, Ltd.	441,401
		1,133,301
Utilities: Telecommunications - 2.52%
12,018	Cogent Communications Holdings, Inc.	624,696

TOTAL FOR COMMON STOCKS (Cost $20,856,504) - 95.76%		23,708,800

SHORT TERM INVESTMENT - 4.08%
1,009,362	First American Government Obligation Fund - Class Z 2.04% ** (Cost $1,009,362)	1,009,362

TOTAL INVESTMENTS (Cost $21,865,866) - 99.84%		24,718,162

OTHER ASSETS LESS LIABILITIES - 0.16%		39,236

NET ASSETS - 100.00%		$ 24,757,398

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2018
***At October 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,865,866 amounted to $2,852,296.

1. SECURITY TRANSACTIONS
At October 31, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,865,866 amounted to $2,852,296.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,708,800	$0	$0	$23,708,800
Short Term Investment	$1,009,362	$0	$0	$1,009,362
Total	$24,718,162	$0	$0	$24,718,162

Ranger Micro Cap Fund
Schedule of Investments
10/31/2018 (Unaudited)

Shares		Value

COMMON STOCKS - 94.34%

Banks: Diversified - 8.26%
34,085	Capstar Financial Holdings, Inc.	$ 503,776
11,436	Allegiance Bancshares, Inc. *	442,688
20,915	MBT Financial Corp.	238,640
1,242	CenterState Banks Corp. *	30,528
		1,215,632
Biotechnology - 2.69%
8,155	ANI Pharmaceuticals, Inc. *	395,762

Building Materials - 1.56%
11,330	PGT Innovations, Inc. *	229,546

Communications Technology - 3.34%
27,365	Quantenna Communications, Inc. *	491,475

Computer Services, Software & Systems - 13.39%
39,000	Simulations Plus, Inc. *	788,190
74,205	Zix Corp.	500,142
9,388	QAD, Inc.	398,333
19,259	OneSpan, Inc. *	282,626
		1,969,291
Diversified Materials & Processing - 2.72%
15,294	Insteel Industries, Inc.	399,479

Electronic Components - 2.33%
4,040	NVE Corp.	342,188

Health Care Services - 2.85%
5,665	Tabula Rasa HealthCare, Inc. *	418,530

Homebuilding - 4.00%
62,655	Green Brick Partners, Inc. *	588,957

Medical & Dental Instruments & Supplies - 5.94%
5,145	Utah Medical Products, Inc.	448,541
15,900	LeMaitre Vascular, Inc.	424,530
		873,071
Medical Equipment - 10.30%
19,500	iRadimed Corp. *	486,720
6,670	Tactile Systems Technology, Inc. *	436,752
22,180	Lantheus Holdings, Inc. *	309,855
6,725	IntriCon Corp. *	281,643
		1,514,970
Medical Services - 2.96%
23,650	NeoGenomics, Inc. *	436,106

Metal Fabricating - 3.40%
8,270	Omega Flex, Inc.	500,335

Oil: Crude Producers - 3.46%
44,320	Ring Energy, Inc. *	316,001
10,829	Panhandle Oil and Gas, Inc.	192,648
		508,649
Pharmaceuticals - 3.00%
4,410	Heska Corp. *	441,970

Recreational Vehicles & Boats - 2.66%
9,740	Malibu Boats, Inc. *	391,548

Restaurants - 3.52%
49,105	J. Alexander's Holdings, Inc. *	518,058

Scientific Instruments: Control & Filter - 5.22%
54,595	NAPCO Security Technologies, Inc. *	768,152

Scientific Instruments: Electrical - 2.17%
7,325	Allied Motion Technologies, Inc.	319,810

Scientific Instruments: Gauges & Meters - 3.02%
2,430	Mesa Laboratories, Inc.	443,937

Semiconductors & Components - 1.01%
6,006	Ceva, Inc. *	147,988

Specialty Retail - 2.73%
5,355	America's Car-Mart, Inc. *	401,089

Truckers - 3.81%
22,415	Covenant Transportation Group, Inc. *	561,047

TOTAL FOR COMMON STOCKS (Cost $15,542,005) - 94.34%		13,877,590

EXCHANGE TRADED FUND - 2.44%
1,910	iShares Russell 2000 Growth ETF	358,870

TOTAL FOR EXCHANGE TRADED FUND (Cost $405,917) - 2.44%		358,870

SHORT TERM INVESTMENT - 1.98%
291,881	First American Government Obligation Fund - Class Z 2.04% ** (Cost $291,881)	291,881

TOTAL INVESTMENTS (Cost $16,239,803) - 98.76%		14,528,341

OTHER ASSETS LESS LIABILITIES - 1.24%		182,425

NET ASSETS - 100.00%		$ 14,710,766

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at October 31, 2018
***At October 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $16,239,803 amounted to $1,711,462.

1. SECURITY TRANSACTIONS
At October 31, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $16,239,803 amounted to $1,711,462.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of October 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,877,590	$0	$0	$13,877,590
Exchange Traded Fund	$358,870	$0	$0	$358,870
Short Term Investment	$291,881	$0	$0	$291,881
Total	$14,528,341	$0	$0	$14,528,341

ITEM 2. CONTROLS AND PROCEDURES.

   (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

   (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date December 18, 2018

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date December 18, 2018